Statements of Cash Flows - Globis Acquisition Corp [Member] - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (89,886)	$ (2,670,676)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(7,838)
Changes in operating assets and liabilities:
Prepaid expenses	(283,333)	194,000
Accounts payable and accrued expenses	65,628	861,954
Net cash used in operating activities	(307,591)	(1,622,560)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(116,150,000)	(1,150,000)
Net cash used in investing activities	(116,150,000)	(1,150,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsors	26,500
Proceeds from sale of Units, net of underwriting discounts paid	112,700,000
Proceeds from sale of Placement Units	1,008,330
Proceeds from sale of Private Warrants	3,141,670
Proceeds from promissory note – related party		2,600,000
Advances from related party	50,000
Repayment of advances from related party	(50,000)
Payment of offering costs	(216,841)
Net cash provided by financing activities	116,659,659	2,600,000
Net Change in Cash	202,068	(172,560)
Cash – Beginning of period		202,068
Cash – End of period	202,068	29,508
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption	116,150,000
Accretion of common stock subject to possible redemption		$ 1,150,000